UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 29, 2000

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one):    [  ]  is a restatement.
                                    [  ]  adds new holdings
                                    [  ]  entries.

Institutional Investment Manager Filing this Report:

Name:             David A. Charnes
Address:          CSX Capital Management, Inc.
                  901 East Cary Street, Suite 1600
                  Richmond, VA   23219

Form 13F File Number:   28-3167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             David A. Charnes
Title:            Vice President
Phone:            (804) 782-6738

Signature, Place, and Date of Signing

    /s/ David A. Charnes                  Richmond, VA       January 17, 2001
-------------------------------------
Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total:  $323,482,960


List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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Form 13F INFORMATION TABLE


    Name of Issuer        Title of Class  CUSIP       Value      Shares or   Share/ PUT/    Invest.   Other  Voting Authority Shares
                                                                 Prin Amt     PRN   CALL  Discretion  Mgrs.  -----------------------
                                                                                                             Sole     Shared    None
GENUINE PT CO                  Common     372460-10   10,475,000    400,000                  Sole              400,000
CHUBB CORP                     Common     171232-10   10,812,500    125,000                  Sole              125,000
HERSHEY FOODS                  Common     427866-10    7,081,250    110,000                  Sole              110,000
CATERPILLER INC COM            Common     149123-10   11,828,125    250,000                  Sole              250,000
GEN MILLS INC                  Common     370334-10    7,798,438    175,000                  Sole              175,000
KIMBERLY-CLARK CORP            Common     494368-10   11,310,400    160,000                  Sole              160,000
PITNEY BOWES INC COM           Common     724479-10    8,281,250    250,000                  Sole              250,000
BELLSOUTH CORP COM             Common     079860-10    8,187,500    200,000                  Sole              200,000
MERCK & COMPANY                Common     589331-10    7,021,875     75,000                  Sole               75,000
FORTUNE BRANDS INC             Common     349631-10    8,250,000    275,000                  Sole              275,000
EXXON MOBIL CORP COM           Common     30231G-10    8,693,750    100,000                  Sole              100,000
HEWLETT-PACKARD CO             Common     428236-10    7,101,563    225,000                  Sole              225,000
DOW JONES & CO INC COM         Common     260561-10    7,078,125    125,000                  Sole              125,000
CHEVRON CORP COM               Common     166751-10    8,443,750    100,000                  Sole              100,000
TEXACO INC                     Common     881694-10    7,765,625    125,000                  Sole              125,000
CONOCO INC                     Common     208251-40    2,666,041     92,131                  Sole               92,131
INTL PAPER CO COM              Common     460146-10    7,273,767    178,224                  Sole              178,224
CONAGRA INC COM                Common     205887-10    9,100,000    350,000                  Sole              350,000
WACHOVIA CORP                  Common     929771-10    9,300,000    160,000                  Sole              160,000
WEYERHAEUSER CO                Common     962166-10    7,612,500    150,000                  Sole              150,000
GATX CORP                      Common     361448-10    9,975,000    200,000                  Sole              200,000
LECTRA DATA SYS CORP COM       Common     285661-10    5,775,000    100,000                  Sole              100,000
DEERE & CO                     Common     244199-10    9,849,688    215,000                  Sole              215,000
MINN MNG & MFG CO. COM         Common     604059-10    9,037,500     75,000                  Sole               75,000
EATON CORP                     Common     278058-10    8,270,625    110,000                  Sole              110,000
MORGAN J P & CO INC COM        Common     616880-10   10,757,500     65,000                  Sole               65,000
NATL CY CORP                   Common     635405-10   12,218,750    425,000                  Sole              425,000
MARSH & MC LENNAN CO'S INC     Common     571748-10    7,020,000     60,000                  Sole               60,000
AMER GEN CORP COM              Common     026351-10   10,187,500    125,000                  Sole              125,000
TECO ENERGY INC COM            Common     872375-10    6,475,000    200,000                  Sole              200,000
VERIZON COMMUNICATIONS COM     Common     92343V-10    6,115,250    122,000                  Sole              122,000
SBC COMMUNICATIONS INC.        Common     78387G-10    8,356,250    175,000                  Sole              175,000
SYSCO CORP COM                 Common     871829-10    3,750,000    125,000                  Sole              125,000
ANHEUSER-BUSCH CO INC COM      Common     035229-10    6,825,000    150,000                  Sole              150,000
MAYTAG CORP COM                Common     578592-10    6,462,500    200,000                  Sole              200,000
CONOCO INC                     Common     208251-30    6,440,625    225,000                  Sole              225,000
EMERSON ELEC CO                Common     291011-10    7,881,250    100,000                  Sole              100,000
MEAD CORP                      Common     582834-10    7,530,000    240,000                  Sole              240,000
PPG IND INC COM                Common     693506-10    6,946,875    150,000                  Sole              150,000
SOUTHTRUST CORP COM            Common     844730-10    7,527,188    185,000                  Sole              185,000
GRAND TOTAL                                          323,482,960  6,872,355                                  6,872,355
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